Land use rights (Details) (Land use rights) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Land use rights:
Non-current portion	$ 20,581	128,220	139,707
Current portion	485	3,024	3,197
Total land use rights	$ 21,066	131,244	142,904